Selected Statement of Operations Data - Schedule of Revenues Classified By Product Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Classified by Product [Line Items]
Total	$ 21,446	$ 21,612	$ 21,551
Product line “A” [Member]
Schedule of Revenues Classified by Product [Line Items]
Revenues	11,765	11,497	11,545
Product line “B” [Member]
Schedule of Revenues Classified by Product [Line Items]
Revenues	1,851	2,127	2,343
Product line "C" [Member]
Schedule of Revenues Classified by Product [Line Items]
Revenues	$ 7,830	$ 7,988	$ 7,663